Asset Retirement Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Provision [Line Items]
Lease terms	$ 4,326	$ 4,326
Present value	2,106	1,816
Related property, plant and equipment	$ 88	499
Reduction of asset retirement provision		598
Recognized gain		$ 99
Bottom of range [member]
Asset Retirement Provision [Line Items]
Percentage of annual discount rates	7.00%	7.00%
Top of range [member]
Asset Retirement Provision [Line Items]
Percentage of annual discount rates	15.00%	17.00%